1. COMPANY'S OPERATIONS	12 Months Ended
Dec. 31, 2020
Companys Operations
COMPANY'S OPERATIONS
1.	COMPANY’S OPERATIONS

BRF S.A. (“BRF”) and its subsidiaries (collectively the “Company”) is a publicly traded company, listed on the segment Novo Mercado of Brasil, Bolsa, Balcão (“B3”), under the ticker BRFS3, and listed on the New York Stock Exchange (“NYSE”), under the ticker BRFS. The Company’s registered office is at Rua Jorge Tzachel, nº 475, Bairro Fazenda, Itajaí - Santa Catarina and the main business office is in the city of São Paulo.

BRF is a Brazilian multinational company, with global presence, which owns a comprehensive portfolio of products, and it is one of the world’s largest companies of food products. The Company operates by raising, producing and slaughtering poultry and pork for processing, production and sale of fresh meat, processed products, pasta, margarine and others.

The Company holds as main brands Sadia, Perdigão, Qualy, Chester®, Kidelli, Perdix and Banvit, present mainly in Brazil, Turkey and Middle Eastern countries.

1.1.	Equity interest

				% equity interest
Entity		Main activity	Country (1)	12.31.20	12.31.19
BRF GmbH		Holding	Austria	100.00	100.00
BRF Foods LLC		Import, industrialization and commercialization of products	Russia	99.90	99.90
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	99.00	99.00
BRF Global Company South Africa Proprietary Ltd.		Administrative, marketing and logistics services	South Africa	100.00	100.00
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	1.00	1.00
BRF Global GmbH		Holding and trading	Austria	100.00	100.00
BRF Foods LLC		Import, industrialization and commercialization of products	Russia	0.10	0.10
BRF Japan KK		Marketing and logistics services, import, export, industrialization and commercialization of products	Japan	100.00	100.00
BRF Korea LLC		Marketing and logistics services	Korea	100.00	100.00
BRF Shanghai Management Consulting Co. Ltd.		Provision of consultancy and marketing services	China	100.00	100.00
BRF Shanghai Trading Co. Ltd.		Import, export and commercialization of products	China	100.00	100.00
BRF Singapore Foods PTE Ltd.		Administrative, marketing and logistics services	Singapore	100.00	100.00
BRF Hungary LLC	(c)	Import and commercialization of products	Hungary	-	100.00
Compañía Paraguaya Comercial S.A.	(g)	Import and commercialization of products	Paraguay	-	99.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	99.99	99.99
Buenos Aires Fortune S.A.	(n)	Holding	Argentina	4.36	5.00
Eclipse Latam Holdings		Holding	Spain	100.00	100.00
Buenos Aires Fortune S.A.	(o)	Holding	Argentina	95.64	95.00
Perdigão Europe Lda.		Import, export of products and administrative services	Portugal	100.00	100.00
Perdigão International Ltd.		Import and export of products	Cayman Island	100.00	100.00
BFF International Ltd.	(f)	Financial fundraising	Cayman Island	-	100.00
Highline International	(h)	Financial fundraising	Cayman Island	-	100.00
Sadia Overseas Ltd.	(e)	Financial fundraising	Cayman Island	-	100.00
ProudFood Lda		Import and commercialization of products	Angola	90.00	90.00
Sadia Chile S.A.		Import, export and commercialization of products	Chile	40.00	40.00
BRF Global Namíbia	(k)	Import and commercialization of products	Namibia	-	100.00
Wellax Food Logistics C.P.A.S.U. Lda.		Import, commercialization of products and administrative services	Portugal	100.00	100.00
BRF Austria GmbH		Holding	Austria	100.00	100.00
One Foods Holdings Ltd		Holding	UAE	100.00	100.00
Al-Wafi Food Products Factory LLC		Import, export, industrialization and commercialization of products	UAE	49.00	49.00
Badi Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Al-Takamol International for Foods Products	(b)	Import and commercialization of products	Saudi Arabia	100.00	75.00
BRF Al Yasra Food K.S.C.C. ("BRF AFC")		Import, commercialization and distribution of products	Kuwait	75.00	75.00
BRF Foods GmbH		Industrialization, import and commercialization of products	Austria	100.00	100.00
Al Khan Foodstuff LLC ("AKF")		Import, commercialization and distribution of products	Oman	70.00	70.00
FFM Further Processing Sdn. Bhd.	(d)	Industrialization, import and commercialization of products	Malaysia	-	70.00
FFQ GmbH		Industrialization, import and commercialization of products	Austria	100.00	100.00
TBQ Foods GmbH		Holding	Austria	60.00	60.00
Banvit Bandirma Vitaminli		Import, industrialization and commercialization of products	Turkey	91.71	91.71
Banvit Enerji ve Elektrik ÜretimLtd. Sti.	(a)	Generation and commercialization of electric energy	Turkey	100.00	100.00
Banvit Foods SRL		Industrialization of grains and animal feed	Romania	0.01	0.01
Nutrinvestments BV		Holding	The Netherlands	100.00	100.00
Banvit ME FZE		Marketing and logistics services	UAE	100.00	100.00
Banvit Foods SRL		Industrialization of grains and animal feed	Romania	99.99	99.99
One Foods Malaysia SDN. BHD.		Marketing and logistics services	Malaysia	100.00	100.00
Federal Foods LLC		Import, commercialization and distribution of products	UAE	49.00	49.00
Federal Foods Qatar		Import, commercialization and distribution of products	Qatar	49.00	49.00
BRF Hong Kong LLC	(a)	Import, commercialization and distribution of products	Hong Kong	100.00	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	0.01	0.01
Establecimiento Levino Zaccardi y Cia. S.A.	(a) (l)	Industrialization and commercialization of dairy products	Argentina	99.99	99.94
BRF Energia S.A.		Commercialization of eletric energy	Brazil	100.00	100.00
BRF Pet S.A.		Industrialization, commercialization and distribution of feed and nutrients for animals	Brazil	100.00	100.00
PP-BIO Administração de bem próprio S.A.		Management of assets	Brazil	33.33	33.33
PR-SAD Administração de bem próprio S.A.		Management of assets	Brazil	33.33	33.33
ProudFood Lda		Import and commercialization of products	Angola	10.00	10.00
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	99.99	99.99
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	99.99	99.99
Sadia Alimentos S.A.		Holding	Argentina	43.10	43.10

				% equity interest
Entity		Main activity	Country (1)	12.31.20	12.31.19
Sadia Chile S.A.	(j)	Import, export and marketing of products	Chile	60.00	-
Sadia International Ltd.		Import and commercialization of products	Cayman Island	100.00	100.00
Sadia Chile S.A.	(j)	Import, export and marketing of products	Chile	-	60.00
Sadia Uruguay S.A.	(i)	Import and commercialization of products	Uruguay	-	5.10
Sadia Uruguay S.A.	(i)	Import and commercialization of products	Uruguay	100.00	94.90
Sadia Alimentos S.A.		Holding	Argentina	56.90	56.90
Compañía Paraguaya Comercial S.A.	(g)	Import and commercialization of products	Paraguay	-	1.00
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	100.00	100.00
Establecimiento Levino Zaccardi y Cia. S.A.	(a) (m)	Industrialization and commercialization of dairy products	Argentina	0.01	0.06
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	0.01	0.01
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	0.01	0.01

(1)	UAE – United Arab Emirates.

a)	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
b)	On April 21, 2020, Badi Ltd. acquired the non-controlling portion of Al-Wafi Al-Takamol International for Foods Products by the amount equivalent to R$100,390 (USD 19,000).
c)	On June 10, 2020, BRF Hungary LLC was dissolved.
d)	On June 24, 2020, BRF Foods GmbH sold all shares held in FFM Further Processing Sdn. Bhd. to FFM Berhad for the amount equivalent to R$38,546 (USD7,350). The amount received is presented in the Investing Activities on the Statement of Cash Flows.
e)	On July 8, 2020, Sadia Overseas Ltd. was liquidated.
f)	On October 22, 2020 the subsidiary BFFI International Ltd. was dissolved.
g)	On November 3, 2020 the subsidiary Compañía Paraguaya Comercial S.A. was dissolved.
h)	On November 5, 2020 the subsidiary Highline International was dissolved.
i)	On November 10, 2020 Sadia International Ltd. sold to BRF S.A. the participation of 50% held in Sadia Uruguay S.A.
j)	On November 10, 2020 Sadia International Ltd. sold to BRF S.A. the participation of 60% held in Sadia Chile S.A.
k)	On November 11, 2020 the subsidiary BRF Global Namíbia was dissolved.
l)	On December 3, 2020, BRF S.A. became owner of 99.99% of Establecimiento Levino Zaccardi y Cia. S.A.
m)	On December 3, 2020, Vip S.A. Empreendimentos e Participações Imobiliárias became owner of 0.01% of Establecimiento Levino Zaccardi y Cia. S.A.
n)	On December 17, 2020, Eclipse Holding Cöoperatief U.A. became owner of 4.36% of Buenos Aires Fortune S.A.
o)	On December 17, 2020, Eclipse Latam Holdings became owner of 95.64% of Buenos Aires Fortune S.A.

On August 20, 2019, the Company’s wholly-owned subsidiary Badi Limited executed a share purchase agreement with Al Takamul International Company for Commercial Investment Limited for the purchase of the remaining 25% of the capital stock owned by non-controlling shareholders in Al-Wafi Al-Takamul International Company for Food Products Limited (“Al-Wafi”), a company incorporated in the Kingdom of Saudi Arabia responsible for distributing BRF products in that country. The transaction closed on April 21, 2020 for an amount equivalent to R$100,390 (USD19,000), at which point Al-Wafi became a wholly-owned subsidiary of Badi Limited. The amount paid is presented in the Financing Activities on the Statement of Cash Flows and the difference between the amount paid and the book value of the participation in the subsidiary was recorded in Capital Reserves, in the amount of R$50,945.

On May 07, 2020, the Company executed a share purchase agreement with Hungry Bunny Limited and others, establishing the terms and conditions for the acquisition of 100% of the capital stock of Joody Al Sharqiya Food Production Factory, a food processing company in Saudi Arabia. The transaction closed on January 18, 2021 (note 34.1).

On December 17, 2020 the Company executed a share purchase agreement with Aaylex System Group S.A. providing for the terms and conditions for the sale of 100% of the shares held in Banvitfoods SRL by the amount equivalent to R$129,471 (EUR 20,300). The requirements for the classification of the investment as held for sale were met (note 3.9) and all assets, in the amount of R$151,189, and liabilities related to this subsidiary, in the amount of R$21,718, were reclassified to Assets Held for Sale and Liabilities Directly Associated with Assets Held for Sale, and were measured at the lower of the book value and the fair value less costs to sell. Such measurement resulted in an impairment of R$55,242, recorded in Other Operating Income (Expenses). The results and cash flow of this subsidiary remain classified under the Continuing Operations of the Company since the subsidiary does not represent a separate major line of business or geographic area of operations.

Except for the associates PP-BIO and PR-SAD in which the Company records the investments by the equity method, all other entities presented in the table above were consolidated.

1.2.	Investigations involving BRF

The Company has been subject to two external investigations, denominated “Carne Fraca Operation” in 2017 and “Trapaça Operation” in 2018, as detailed below. The Company’s Audit and Integrity Committee conducted independent investigations, along with the Independent Investigation Committee, composed of external members and with external legal advisors in Brazil and abroad with respect to the allegations involving BRF employees and former employees.

The main impacts observed as result of the referred investigations were recorded in Other Operating Expenses in the amount of R$28,004 for the year ended on December 31, 2020 (R$79,207 for the year ended on December 31, 2019) mostly related to expenditures with lawyers, legal advisors and consultants.

In addition to the impacts already recorded, there are uncertainties about the outcome of these investigations which may result in penalties, fines and normative sanctions, right restrictions and other forms of liabilities, for which the Company is not able to make a reliable estimate of the potential losses.

The outcomes may result in payments of substantial amounts, which may cause a material adverse effect on the Company’s financial position, results and cash flows in the future.

1.2.1.	Carne Fraca Operation

On March 17, 2017, BRF became aware of a decision issued by a judge of the 14th Federal Court of Curitiba - Paraná, authorizing the search and seizure of information and documents, and the detention of certain individuals in the context of the Carne Fraca Operation. Two BRF employees were detained and subsequently released, as well as three others were identified for questioning.

In April 2017, the Brazilian Federal Police and the Brazilian federal prosecutors filed charges against BRF employees, which were accepted by the judge responsible for the process, and its main allegations in this phase involved misconduct related to improper offers and/or promises to government inspectors.

On June 04, 2018, the Company was informed about the establishment of a responsibility administrative process (“PAR”) by the Office of the Comptroller General (“CGU”), under the Law Nº 12,846/2013 (“Anti-corruption Law”), which aims to verify eventual administrative responsibilities related to the facts object of the criminal lawsuit Nº 5016879-04.2017.4.04.7000, (“Criminal Lawsuit”) in progress under the 14th Federal Court of the subsection of Curitiba/PR, as a consequence of the Carne Fraca Operation.

On September 28, 2018, the sentence of the Criminal Lawsuit in first instance was published, discharging one of the BRF employees and convicting a former employee for six months of detention with the possibility of substitution for a right-restricting penalty. The Brazilian federal prosecutors presented appeal to the first instance decision. Since then, the appeal is being analyzed by the Federal Regional Court of the 4th region. No changes related to the judgements given on September 28, 2018 occurred during 2019 and 2020.

BRF has informed certain regulators and governmental entities, including the U.S. Securities and Exchange Commission (“SEC”) and the U.S. Department of Justice (“DOJ”) about the Carne Fraca Operation and is cooperating with such authorities, which are conducting their own investigations.

On February 25, 2021, the SEC Division of Enforcement issued a letter to the Company stating that it has concluded its investigation and, based on information to date, does not intend to recommend an enforcement action by the SEC against the Company.

1.2.2.	Trapaça Operation

On March 5, 2018, the Company learned of a decision issued by a judge of the 1st Federal Court of Ponta Grossa/PR, authorizing the search and seizure of information and documents due to allegations involving misconduct relating to quality violations, improper use of feed components and falsification of tests at certain BRF manufacturing plants and accredited labs. Such operation was denominated as Trapaça Operation. On March 5, 2018, BRF received notice from the Ministry of Agriculture, Livestock and Food Supply (“MAPA”) immediately suspending exports from its Rio Verde/GO, Carambeí/PR and Mineiros/GO plants to 12 countries that require specific sanitary requirements for the control of the bacteria group Salmonella spp and Salmonella pullorum.

On May 14, 2018, the Company received the formal notice that twelve plants located in Brazil were removed from the list that permits imports of animal origin products by the European Union’s countries. The measure came into force as of May 16, 2018 and affects only the plants located in Brazil and which have export licenses to the European Union, not affecting the supply to other markets or other BRF plants located outside Brazil and that export to the European market.

On October 15, 2018, the Federal Police Department submitted to the 1st Federal Criminal Court of the Judicial Branch of Ponta Grossa – PR the final report of its investigation in connection to the Trapaça Operation. The police inquiry indicted 43 people, including former key executives of the Company.

On December 04, 2019, the Public Prosecution filed charges against eleven people related to allegations about Premix (compound of vitamins, minerals, and amino acids for the inclusion of micro ingredients in the feed for the ideal nutrition of the animals) as outcome of the Trapaça Operation. No administration member, director or executive in current management position has been identified.

No decision related to the charges above occurred during 2020.

BRF informed certain regulators and government entities, including SEC and DOJ about the Trapaça Operation and has been cooperating with such authorities, which are conducting their own investigations. As well as for Carne Fraca operation the letter issued by the SEC Division of Enforcement on February 25, 2021, stated that it has concluded its investigation and, based on information to date, does not intend to recommend an enforcement action by the SEC against the Company.

1.2.3.	Governance enhancement

The Company has been taking actions to strengthen the compliance with its policies, procedures and internal controls.

The Company believes that its efforts strengthens and consolidates its governance to ensure the highest levels of safety standards, integrity and quality.

Among the actions implemented, are: (i) strengthening in the risk management, specially compliance, (ii) continuous improvement of the Compliance, Internal Audit and Internal Controls departments, (iii) review and issuance of new policies and procedures specifically related to applicable anticorruption laws, (iv) review and enhancement of the procedures for reputational verification of business partners, (v) review and enhancement of the processes of internal investigation, (vi) expansion of the independent reporting channel, (vii) review of transactional controls, and (viii) review and issuance of new consequence policy for misconduct.

1.3.	U.S. Class Action

On March 12, 2018, a shareholder class action lawsuit was filed against the Company, some of its former managers and one current officer before the United States Federal District Court in the city of New York, on behalf of holders of American Depositary Receipts (“ADR”) between April 4, 2013 and March 5, 2018. The suit alleged violations of the federal securities laws of the United States related to allegations concerning, among other matters, Carne Fraca Operation and Trapaça Operation. On July 2, 2018, that Court appointed the City of Birmingham Retirement and Relief System lead plaintiff in the action. On October 25, 2019, the Court granted to the lead plaintiff leave to file a Fourth Amended Complaint, which was filed on November 8, 2019. On December 13, 2019, the served defendants, including the Company, filed a motion to dismiss. On January 21, 2020, the Lead Plaintiff filed its opposition motion and, on February 11, 2020, the defendants filed a response.

On March 27, 2020, the parties reached an agreement to settle this class action by the payment of an amount equivalent to R$204,436 (USD40,000), to resolve all pending and prospective claims by individuals or entities which purchased or otherwise acquired BRF’s ADRs between April 4, 2013 and March 5, 2018. Since this event evidenced an existing condition as of December 31, 2019, the settlement was reflected in Other Operating Expenses (note 26), with a corresponding increase in deferred income tax of R$69,508 (note 10) in the year ended on December 31, 2019.

On May 27, 2020, the amount was transferred to an escrow account in the name of the lawyers of the lead plaintiff. On October 23, 2020, the agreement was approved by the United States District Court for the Southern District of New York. The agreement does not constitute any admission of liability or wrongdoing by BRF or its executives and expressly provides that BRF denies any misconduct or that any plaintiff has suffered any damages or was harmed by any conduct alleged in this action.

The Company is subject to the reporting requirements established by the Brazilian Corporation Law and the regulations of the Securities and Exchange Commission of Brazil (Comissão de Valores Mobiliários, or “CVM”). The liability of this class action lawsuit was not recognized in the financial statements filed with the CVM for the year ended on December 31, 2019, which were filed on March 3, 2020. Therefore, the class action lawsuit was recognized in the financial statements filed with the CVM for the year ended on December 31, 2020. The main differences between these consolidated financial statements and those filed with the CVM, resulting from this event, are disclosed below.

	As filed with the CVM		Adjustment for class action settlement		As filed with the SEC		Corresponding notes
	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20
Statement of income (loss)
Other operating income (expenses), net	(254,178)	428,820	204,436	(204,436)	(49,742)	224,384	24 and 26
Income taxes	242,271	125,887	(69,508)	69,508	172,763	195,395	10
Net income from continuing operations	1,390,069	1,213,261	134,928	(134,928)	1,524,997	1,078,333	22

Statement of Financial Position
Other current liabilities	814,638	512,591	-	204,436	814,638	717,027	-
Deferred income taxes	2,109,064	1,845,862	-	69,508	2,109,064	1,915,370	10
Accumulated losses	(2,594,028)	(3,996,985)	-	(134,928)	(2,594,028)	(4,131,913)	21.3
Total assets and total liabilities and equity	49,664,906	41,700,631	-	69,508	49,664,906	41,770,139	-

1.4.	Coronavirus (COVID-19)

On January 31, 2020 the World Health Organization announced that the COVID-19 is a global health emergency and on March 11, 2020 declared it a global pandemic. The outbreak has triggered significant decisions from governments and private sector entities, which in addition to the potential impact, increased the uncertainty level for the economic agents and may cause effects in the amounts recognized in the financial statements.

BRF continues to operate its industrial complexes, distribution centers, logistics, supply chain and administrative offices, even if temporarily and partially under remote work regime in some of the corporate offices. Therefore, until the date of approval of these financial statements, there has been no relevant change in its production plan, operation and/or commercialization. Additionally, management has developed and implemented contingency plans to maintain the operations and monitors the effects of the pandemic through a permanent multidisciplinary monitoring committee, formed by executives, specialists in the public health area and consultants.

Due to the pandemic, the Company has incurred in direct expenditures, such as transportation, personnel, prevention, control and donations, which are presented in the statement of income (loss) within the following line items:

12.31.20
Cost of sales (1)	(356,960)
Selling expenses	(56,307)
General and administrative expenses	(86,032)
(499,299)

(1)	Includes non-incremental expenditures related do idleness in the amount of R$55,926.

Aiming to preventively strengthen its liquidity level, the Company contracted and withdrew credit facilities with financial institutions in Brazil in the aggregate amount of R$2,429,211 and average term of approximately one year, without any financial covenant clause. During July and August of 2020, the Company prepaid part of the referred credit facilities in the aggregated notional and interest amount of R$2,094,555 (note 14.5).

The management considered in its projections of results and cash flows, to the best of its knowledge, the effects and uncertainties regarding the pandemic. As described in note 13.1 no impairment was recognized to the cash generating units. Due to the high volatility and uncertainty around the length and the impact of the pandemic, the Company will continue to monitor the situation and evaluate the impacts on assumptions and estimates used in preparing our financial reporting.